American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
August 31, 2025

International Value Fund - Schedule of Investments
AUGUST 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.6%
Australia — 2.7%
ANZ Group Holdings Ltd.	264,303	5,807,829
Aristocrat Leisure Ltd.	120,158	5,697,478
BHP Group Ltd.	178,553	4,976,802
Commonwealth Bank of Australia	5,520	613,537
GPT Group	303,343	1,106,257
Origin Energy Ltd.	622,392	5,250,774
QBE Insurance Group Ltd.	242,351	3,424,114
Scentre Group	1,662,910	4,432,119
Vicinity Ltd.	2,845,545	4,817,925
Westpac Banking Corp.	78,799	1,984,873
		38,111,708
Austria — 1.9%
Erste Group Bank AG	218,157	20,765,368
OMV AG	103,235	5,686,143
		26,451,511
Belgium — 0.6%
Ageas SA	118,228	8,330,080
Canada — 2.8%
AltaGas Ltd.	46,213	1,369,885
Brookfield Asset Management Ltd., Class A(1)	13,773	828,877
Dollarama, Inc.	6,800	927,198
Empire Co. Ltd., Class A	49,317	1,914,362
Franco-Nevada Corp.	3,145	592,726
Great-West Lifeco, Inc.(1)	51,454	2,038,153
iA Financial Corp., Inc.	24,408	2,625,902
Intact Financial Corp.	2,455	491,644
Kinross Gold Corp.	197,991	4,139,019
Loblaw Cos. Ltd.	16,408	670,131
Magna International, Inc.	75,236	3,453,510
Manulife Financial Corp.	127,800	3,931,663
Power Corp. of Canada	260,802	11,039,007
Suncor Energy, Inc.	99,402	4,108,968
WSP Global, Inc.	3,977	809,908
		38,940,953
Denmark — 0.6%
AP Moller - Maersk AS, B Shares	3,644	7,508,570
DSV AS	3,515	779,302
		8,287,872
Finland — 0.6%
Nokia OYJ(1)	1,909,931	8,222,137
France — 10.7%
BNP Paribas SA	241,476	21,700,171
Bouygues SA	142,088	6,093,154
Carrefour SA	143,159	2,070,911
Cie de Saint-Gobain SA	215,006	23,211,865
Credit Agricole SA	452,047	8,268,848
Danone SA	24,997	2,086,433
Engie SA	457,171	9,460,392
Gecina SA	9,596	942,251

Getlink SE	42,413	802,313
Orange SA	1,007,618	16,423,340
Renault SA	83,802	3,298,085
Rexel SA	112,028	3,627,036
Sanofi SA	274,627	27,246,280
Sartorius Stedim Biotech	2,625	538,316
Schneider Electric SE	2,971	729,934
Societe Generale SA	179,492	11,076,240
Teleperformance SE(1)	15,341	1,183,696
TotalEnergies SE	36,787	2,309,526
Veolia Environnement SA	232,023	7,662,733
Vinci SA	8,172	1,108,380
		149,839,904
Germany — 7.1%
Allianz SE	82,904	35,050,360
Commerzbank AG	102,875	3,926,589
Deutsche Post AG	63,630	2,900,108
Deutsche Telekom AG	700,081	25,619,453
Evonik Industries AG	103,217	1,991,650
Fresenius Medical Care AG	82,441	4,223,446
Hannover Rueck SE	5,529	1,609,726
Heidelberg Materials AG	76,400	18,072,290
Siemens AG	21,596	5,986,524
		99,380,146
Hong Kong — 2.7%
BOC Hong Kong Holdings Ltd.	2,588,500	11,752,113
CLP Holdings Ltd.	172,000	1,455,689
Jardine Matheson Holdings Ltd.	72,900	4,413,985
Link REIT	1,537,000	8,209,378
Power Assets Holdings Ltd.	683,000	4,453,567
WH Group Ltd.	6,403,500	6,881,202
		37,165,934
Ireland — 0.5%
Bank of Ireland Group PLC	468,828	6,934,356
Italy — 7.4%
Banco BPM SpA	681,857	9,354,468
Enel SpA	2,116,422	19,530,656
Eni SpA	468,143	8,347,745
Generali	609,368	23,787,941
Intesa Sanpaolo SpA	5,192,429	32,689,194
Nexi SpA	331,082	2,100,910
UniCredit SpA	38,885	3,007,549
Unipol Assicurazioni SpA	195,539	4,085,402
		102,903,865
Japan — 21.5%
Asahi Group Holdings Ltd.	325,400	4,110,817
Asahi Kasei Corp.	993,500	8,107,532
Asics Corp.	31,100	836,017
Astellas Pharma, Inc.	489,400	5,372,472
Bandai Namco Holdings, Inc.	20,800	715,147
Canon, Inc.(1)	48,800	1,428,133
Chubu Electric Power Co., Inc.	129,200	1,779,051
Dai-ichi Life Holdings, Inc.	1,440,300	11,818,481
Dentsu Group, Inc.	34,300	677,287
ENEOS Holdings, Inc.	468,300	2,772,989

Fast Retailing Co. Ltd.	2,200	687,674
Fujikura Ltd.	7,700	653,259
Isuzu Motors Ltd.	171,000	2,239,864
ITOCHU Corp.	325,600	18,392,726
Kansai Electric Power Co., Inc.	540,900	7,504,801
Kawasaki Kisen Kaisha Ltd.(1)	109,500	1,673,398
Kirin Holdings Co. Ltd.	304,000	4,413,039
Komatsu Ltd.	688,800	23,318,873
LY Corp.	1,102,400	3,490,174
Mitsubishi Chemical Group Corp.	1,071,200	6,086,893
Mitsubishi Corp.(1)	1,023,600	23,109,681
Mitsubishi Electric Corp.	979,100	23,374,081
Mitsubishi UFJ Financial Group, Inc.	268,900	4,092,404
Mitsui Fudosan Co. Ltd.	80,500	851,065
Mizuho Financial Group, Inc.	287,400	9,454,850
MonotaRO Co. Ltd.	33,600	578,948
MS&AD Insurance Group Holdings, Inc.	297,400	6,918,073
NEC Corp.	68,000	2,099,391
Nippon Steel Corp.(1)	618,400	13,025,346
Nippon Yusen KK	202,600	7,303,193
ORIX Corp.	852,000	22,005,452
Osaka Gas Co. Ltd.	48,700	1,385,958
Otsuka Holdings Co. Ltd.	146,700	7,697,714
Sekisui Chemical Co. Ltd.	219,800	4,171,431
Shionogi & Co. Ltd.	520,900	9,010,378
Sompo Holdings, Inc.	233,200	7,452,943
Sony Group Corp.	119,300	3,260,605
Subaru Corp.	346,200	6,791,181
Sumitomo Mitsui Financial Group, Inc.	288,700	7,862,909
Suntory Beverage & Food Ltd.	67,900	2,101,952
Takeda Pharmaceutical Co. Ltd.	577,400	17,381,329
Tokyo Electron Ltd.	8,900	1,212,056
Tokyo Gas Co. Ltd.	22,300	851,970
Toyota Motor Corp.	484,600	9,383,030
Toyota Tsusho Corp.	74,300	1,977,523
		299,432,090
Netherlands — 5.6%
ABN AMRO Bank NV, CVA	352,389	10,164,187
Adyen NV(2)	301	505,430
ASR Nederland NV(1)	126,555	8,780,091
Heineken Holding NV(1)	34,498	2,449,612
ING Groep NV	607,213	14,497,192
Koninklijke Ahold Delhaize NV	586,419	23,499,450
Koninklijke Philips NV	131,639	3,635,738
NN Group NV	213,564	14,700,056
		78,231,756
Norway — 0.4%
Equinor ASA	199,861	4,926,862
Orkla ASA	37,123	415,077
		5,341,939
Portugal — 0.1%
EDP SA	475,366	2,105,356
Singapore — 0.0%
Grab Holdings Ltd., Class A(2)	142,935	713,246

Spain — 6.0%
Banco Bilbao Vizcaya Argentaria SA	1,923,998	35,014,842
Banco Santander SA	2,320,668	22,162,470
Endesa SA	170,164	5,182,602
Iberdrola SA	146,538	2,762,373
Telefonica SA(1)	3,390,849	18,179,399
		83,301,686
Sweden — 2.1%
Beijer Ref AB	28,508	484,942
Epiroc AB, A Shares(1)	36,334	759,298
EQT AB(1)	14,539	522,970
Fastighets AB Balder, B Shares(2)	59,828	425,935
Investor AB, B Shares	242,610	7,474,072
Securitas AB, B Shares	388,283	5,941,949
Skanska AB, B Shares	205,626	5,106,541
SKF AB, B Shares	66,977	1,719,735
Spotify Technology SA(2)	2,305	1,571,734
Svenska Handelsbanken AB, A Shares	411,419	5,294,091
		29,301,267
Switzerland — 7.8%
Avolta AG(2)	41,323	2,373,371
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate(1)	56	854,028
Nestle SA	64,019	6,038,947
Novartis AG	238,095	30,136,176
Roche Holding AG	74,267	24,216,847
Straumann Holding AG(1)	5,161	604,762
Swiss Re AG	81,196	14,716,293
Zurich Insurance Group AG	40,627	29,688,394
		108,628,818
United Kingdom — 17.5%
3i Group PLC	166,914	9,068,225
Admiral Group PLC	18,511	907,100
Associated British Foods PLC	117,435	3,428,463
Barclays PLC	5,586,969	27,223,319
BP PLC	2,028,501	11,846,978
DCC PLC	16,962	1,078,697
Halma PLC	14,302	635,827
HSBC Holdings PLC	2,565,959	32,847,812
InterContinental Hotels Group PLC	3,694	448,417
J Sainsbury PLC	690,516	2,794,304
Kingfisher PLC	876,334	3,052,363
Land Securities Group PLC	557,522	4,178,476
Lloyds Banking Group PLC	6,923,056	7,426,586
M&G PLC	1,661,720	5,952,349
NatWest Group PLC	3,488,836	24,080,426
Rio Tinto PLC	103,252	6,454,470
Shell PLC	1,317,926	48,525,171
Smith & Nephew PLC	298,251	5,594,166
Standard Chartered PLC	869,566	16,293,558
Tesco PLC	2,046,324	11,696,880
Vodafone Group PLC	16,096,615	19,274,453
Wise PLC, Class A(2)	38,253	544,950
		243,352,990
TOTAL COMMON STOCKS (Cost $939,930,735)		1,374,977,614

SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	40,406	40,406
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,998,956	6,998,956
		7,039,362
Repurchase Agreements — 1.0%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 4.875%, 7/31/28 - 10/31/28, valued at $13,234,551), at 4.30%, dated 8/29/25, due 9/2/25 (Delivery value $12,981,199)		12,975,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,014,362)		20,014,362
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $959,945,097)		1,394,991,976
OTHER ASSETS AND LIABILITIES — (0.1)%		(871,879)
TOTAL NET ASSETS — 100.0%		$1,394,120,097

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	42.7%
Industrials	12.9%
Health Care	9.7%
Energy	6.3%
Communication Services	6.1%
Consumer Staples	5.4%
Utilities	5.1%
Materials	4.5%
Consumer Discretionary	3.1%
Real Estate	1.8%
Information Technology	1.0%
Short-Term Investments	1.5%
Other Assets and Liabilities	(0.1)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $36,341,471. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $36,441,905, which includes securities collateral of $29,442,949.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,284,980	$1,372,692,634	—
Short-Term Investments	7,039,362	12,975,000	—
	$9,324,342	$1,385,667,634	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.